AMOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Rent receivables	$ 3,083	$ 3,581
Trade receivables	4,606	2,975
Income tax recoverable	1,843	4,138
Other receivables	18,430	14,290
Total amounts receivable	$ 27,962	$ 24,984